Share Capital - Schedule of Fair Value of Stock Options Granted (Details) - $ / shares		12 Months Ended
	Mar. 18, 2026	Mar. 31, 2026	Mar. 31, 2025
Share Capital - Schedule of Fair Value of Stock Options Granted (Details) [Line Items]
Risk free interest rate	3.53%		3.66%
Expected volatility	65.00%		42.00%
Expected dividend yield	0.25%		0.65%
Black-Scholes option pricing model [Member]
Share Capital - Schedule of Fair Value of Stock Options Granted (Details) [Line Items]
Risk free interest rate		2.64%
Expected life of option		2 years 9 months
Expected volatility		48.73%
Expected dividend yield		0.67%
Estimated forfeiture rate		9.74%
Weighted average share price at date of grant (in Dollars per share)		$ 5.63